HELD FOR SALE - Additional Information (Details) - Held for sale $ in Millions	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) asset	Mar. 31, 2019 asset	Mar. 31, 2018 USD ($)	Jun. 30, 2019 asset	Dec. 31, 2018 asset
LP Investments
Disclosure of financial assets [line items]
Proceeds from sales of investment property | $	$ 129		$ 844
LP Investments | United States
Disclosure of financial assets [line items]
Real estate properties reclassified as held for sale					10
Number of triple-net lease assets reclassified as held for sale					2
Number of real estate properties sold		9
Number of triple-net lease assets sold	3	1
LP Investments | Brazil
Disclosure of financial assets [line items]
Real estate properties reclassified as held for sale					3
Number of real estate properties sold		3
Core Office | United States
Disclosure of financial assets [line items]
Real estate properties reclassified as held for sale				2
Number of multifamily assets classified as held for sale				5
Core Office | Australia
Disclosure of financial assets [line items]
Real estate properties reclassified as held for sale				2
Core Office | Darling Park, Sydney
Disclosure of financial assets [line items]
Real estate properties reclassified as held for sale				1